PORTFOLIO OF INVESTMENTS – as of March 31, 2020 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks – 98.2% of Net Assets
	Banks – 3.8%
139,000	Bank of NT Butterfield & Son Ltd. (The)	$2,367,170
103,575	PacWest Bancorp	1,856,064
205,025	TCF Financial Corp.	4,645,866

		8,869,100

	Beverages – 2.1%
33,980	Constellation Brands, Inc., Class A	4,871,373

	Building Products – 1.0%
24,425	Allegion PLC	2,247,589

	Capital Markets – 4.3%
79,150	Ares Management Corp., Class A	2,448,109
55,825	Nasdaq, Inc.	5,300,584
38,650	Raymond James Financial, Inc.	2,442,680

		10,191,373

	Chemicals – 3.3%
54,200	FMC Corp.	4,427,598
67,900	LyondellBasell Industries NV, Class A	3,369,877

		7,797,475

	Commercial Services & Supplies – 0.8%
35,950	Brink’s Co. (The)	1,871,198

	Construction & Engineering – 1.4%
314,775	WillScot Corp.(a)	3,188,671

	Consumer Finance – 0.5%
75,675	Synchrony Financial	1,217,611

	Containers & Packaging – 3.8%
21,200	AptarGroup, Inc.	2,110,248
20,400	Avery Dennison Corp.	2,078,148
81,300	Crown Holdings, Inc.(a)	4,718,652

		8,907,048

	Distributors – 0.7%
7,955	POOL CORP.	1,565,305

	Diversified Consumer Services – 4.4%
13,675	Bright Horizons Family Solutions, Inc.(a)	1,394,850
34,350	Grand Canyon Education, Inc.(a)	2,620,389
242,325	Laureate Education, Inc., Class A(a)	2,546,836
140,075	ServiceMaster Global Holdings, Inc.(a)	3,782,025

		10,344,100

	Electric Utilities – 5.4%
24,950	Alliant Energy Corp.	1,204,836
112,700	Evergy, Inc.	6,204,135
68,150	Eversource Energy	5,330,011

		12,738,982

Shares	Description	Value (†)
Common Stocks – continued
	Electrical Equipment – 3.9%
55,275	AMETEK, Inc.	$3,980,905
23,075	Hubbell, Inc.	2,647,626
150,800	nVent Electric PLC	2,543,996

		9,172,527

	Electronic Equipment, Instruments & Components – 2.9%
19,325	CDW Corp.	1,802,443
60,650	Keysight Technologies, Inc.(a)	5,075,192

		6,877,635

	Energy Equipment & Services – 0.6%
139,275	Baker Hughes Co.	1,462,388

	Health Care Equipment & Supplies – 3.3%
12,670	Cooper Cos., Inc. (The)	3,492,739
80,225	Hologic, Inc.(a)	2,815,897
10,200	West Pharmaceutical Services, Inc.	1,552,950

		7,861,586

	Health Care Providers & Services – 1.8%
71,100	Centene Corp.(a)	4,224,051

	Hotels, Restaurants & Leisure – 0.9%
105,725	Aramark	2,111,328

	Independent Power & Renewable Electricity Producers – 3.7%
162,075	Atlantica Yield PLC	3,614,273
324,700	Vistra Energy Corp.	5,182,212

		8,796,485

	Insurance – 5.3%
54,200	Allstate Corp. (The)	4,971,766
39,450	Arthur J. Gallagher & Co.	3,215,569
85,325	Athene Holding Ltd., Class A(a)	2,117,767
26,825	Reinsurance Group of America, Inc.	2,257,055

		12,562,157

	IT Services – 13.9%
16,360	Alliance Data Systems Corp.	550,514
52,600	Booz Allen Hamilton Holding Corp.	3,610,464
32,090	CACI International, Inc., Class A(a)	6,775,803
50,975	Fidelity National Information Services, Inc.	6,200,599
63,325	Fiserv, Inc.(a)	6,015,242
37,470	Global Payments, Inc.	5,404,298
69,225	MAXIMUS, Inc.	4,028,895

		32,585,815

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 2.8%
28,450	Agilent Technologies, Inc.	$2,037,589
42,462	IQVIA Holdings, Inc.(a)	4,579,951

		6,617,540

	Machinery – 2.4%
40,250	Oshkosh Corp.	2,589,283
94,450	Timken Co. (The)	3,054,513

		5,643,796

	Media – 2.5%
101,975	Nexstar Media Group, Inc., Class A	5,887,017

	Metals & Mining – 0.8%
360,375	Constellium SE(a)	1,877,554

	Multi-Utilities – 6.8%
79,425	Ameren Corp.	5,784,523
99,300	CMS Energy Corp.	5,833,875
50,450	WEC Energy Group, Inc.	4,446,158

		16,064,556

	Multiline Retail – 1.3%
20,400	Dollar General Corp.	3,080,604

	Oil, Gas & Consumable Fuels – 1.8%
42,400	Pioneer Natural Resources Co.	2,974,360
437,125	WPX Energy, Inc.(a)	1,333,231

		4,307,591

	REITs - Diversified – 0.6%
261,100	New Residential Investment Corp.	1,308,111

	REITs - Warehouse/Industrials – 2.6%
97,675	CyrusOne, Inc.	6,031,431

	Semiconductors & Semiconductor Equipment – 3.1%
29,775	Analog Devices, Inc.	2,669,329
100,625	Entegris, Inc.	4,504,981

		7,174,310

	Software – 4.1%
36,225	Check Point Software Technologies Ltd.(a)	3,642,061
5,850	RingCentral, Inc., Class A(a)	1,239,674
305,100	SolarWinds Corp.(a)	4,780,917

		9,662,652

	Thrifts & Mortgage Finance – 1.6%
48,850	Essent Group Ltd.	1,286,709
181,400	MGIC Investment Corp.	1,151,890
103,850	Radian Group, Inc.	1,344,858

		3,783,457

	Total Common Stocks (Identified Cost $271,085,636)	230,902,416

	Total Investments – 98.2% (Identified Cost $271,085,636)	230,902,416
	Other assets less liabilities – 1.8%	4,136,916

	Net Assets – 100.0%	$235,039,332

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$230,902,416	$—	$—	$230,902,416

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2020 (Unaudited)

IT Services	13.9%
Multi-Utilities	6.8
Electric Utilities	5.4
Insurance	5.3
Diversified Consumer Services	4.4
Capital Markets	4.3
Software	4.1
Electrical Equipment	3.9
Containers & Packaging	3.8
Banks	3.8
Independent Power & Renewable Electricity Producers	3.7
Health Care Equipment & Supplies	3.3
Chemicals	3.3
Semiconductors & Semiconductor Equipment	3.1
Electronic Equipment, Instruments & Components	2.9
Life Sciences Tools & Services	2.8
REITs—Warehouse/Industrials	2.6
Media	2.5
Machinery	2.4
Beverages	2.1
Other Investments, less than 2% each	13.8

Total Investments	98.2
Other assets less liabilities	1.8

Net Assets	100.0%